Bank Loans (Risk Category Of Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	$ 7,014,421	$ 5,637,565
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	6,960,969	5,569,259
Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	22,752	27,905
Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	30,700	40,401
Commercial And Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,437,938	1,710,399
Commercial And Industrial [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,385,152	1,652,211
Commercial And Industrial [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	22,443	27,905
Commercial And Industrial [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	30,343	30,283
Securities-Based Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,819,206	1,614,033
Securities-Based Loans [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	1,819,206	1,614,033
Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	24,508	45,391
Consumer [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	24,506	45,385
Consumer [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2	6
Residential Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,593,576	2,161,400
Residential Real Estate [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	2,593,096	2,161,223
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	309
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	171	177
Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	116,258	78,711
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	116,258	69,189
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio		9,522
Home Equity Lines Of Credit [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	15,039	15,008
Home Equity Lines Of Credit [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	14,855	14,595
Home Equity Lines Of Credit [Member] | Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	184	413
Construction And Land [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	7,896	12,623
Construction And Land [Member] | Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total risk category of loan portfolio	$ 7,896	$ 12,623